Revenues from Clients Based on Industry Serviced (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total net revenues	$ 688,912	$ 734,413	$ 708,824	$ 670,697	$ 622,995	$ 681,747	$ 648,783	$ 630,523	$ 609,703	$ 2,736,929	$ 2,570,756	$ 2,461,044
Banking, financial services and insurance
Segment Reporting Information [Line Items]
Total net revenues	275,627				247,012					1,105,731	1,055,704	1,030,584
Manufacturing including pharmaceuticals and medical equipment manufacturing
Segment Reporting Information [Line Items]
Total net revenues	247,125				229,214					1,002,973	958,779	878,570
Technology, healthcare and other services
Segment Reporting Information [Line Items]
Total net revenues	$ 166,160				$ 146,769					$ 628,225	$ 556,273	$ 551,890